Inventories - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories.
Finished goods	$ 162,962	$ 169,956
Raw materials in progress and industrial supplies	182,612	266,348
Other inventories	38,267	44,257
Advances to suppliers		19,519
Total inventories.	$ 383,841	$ 500,080